Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities
Regulatory assets and liabilities arise as a result of the rate-setting process. Hydro One has recorded the following regulatory assets and liabilities:

As at December 31 (millions of dollars)	2022	2021
Regulatory assets:
Deferred income tax regulatory asset	2,724	2,509
Post-retirement and post-employment benefits - non-service cost	141	125
Environmental	93	122
Deferred tax asset sharing	73	204
Stock-based compensation	34	38
Conservation and Demand Management (CDM) variance	25	8
Rural and Remote Rate Protection (RRRP) variance	25	10
Pension benefit regulatory asset	—	713
Foregone revenue deferral	—	25
Other	38	33
Total regulatory assets	3,153	3,787
Less: current portion	(189)	(226)
	2,964	3,561

Regulatory liabilities:
Post-retirement and post-employment benefits	506	33
Pension benefit regulatory liability	358	—
Tax rule changes variance	100	86
Earnings sharing mechanism deferral	75	42
Retail settlement variance account (RSVA)	53	58
External revenue variance	50	52
Asset removal costs cumulative variance	41	36
Pension cost differential	26	30
Capitalized overhead tax variance	16	—
Green energy expenditure variance	5	13
Deferred income tax regulatory liability	4	4
Other	28	18
Total regulatory liabilities	1,262	372
Less: current portion	(139)	(10)
	1,123	362